SUBSIDIARIES AND NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of subsidiaries [line items]
Disclosure Of Subsidiaries and Non-Controlling Interests [text block]
27. SUBSIDIARIES AND NON-CONTROLLING INTERESTS

The consolidated financial statements include the accounts of the Company and all of its subsidiaries and jointly controlled entities at December 31, 2017. The Company, the principal subsidiaries and their interests are:

			Country of
			incorporation
		% of	and
		interest	residence

Company	Kibali (Jersey) Ltd		Jersey
Subsidiary	Border Energy East Africa (Pty) Ltd	100%	Uganda
Subsidiary	Moto (Jersey) 1 Ltd	100%	Jersey
Subsidiary	Kibali 2 (Jersey) Ltd	100%	Jersey
Subsidiary	0858065 B.C. Limited	100%	Canada
Subsidiary	Moto Goldmines Australia Pty Ltd	100%	Australia
Subsidiary	Kibali Goldmines SA	90%	DRC
Jointly controlled entity	KAS 1 Limited	50.1%	Jersey